SUMMARY OF FAIR VALUE MEASURED ON RECURRING BASIS (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
Platform Operator, Crypto Asset [Line Items]
Convertible notes at fair value, beginning balance			$ 15,510,000
Convertible notes at fair value, ending balance	$ 17,010,000
Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible notes at fair value, beginning balance			6,524,000
Convertible notes at fair value, ending balance	7,530,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible notes at fair value, beginning balance			6,524,000
Convertible notes at fair value, ending balance	7,530,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | CSLM Acquisition Corp [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible notes at fair value, beginning balance
Change in fair value	1,269,000
Forward Purchase Agreement Liability	17,573,073
Convertible notes at fair value, ending balance	$ 18,842,073